Summary of Significant Accounting Policies - Reconciliation of lease liabilities at the date of initial application IFRS 16 (Parenthetical) (Detail) - RUB (₽) ₽ in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Operating lease commitments		₽ 7,513
Operating lease rent payable		60,911
Lease mineral deposit and other facilities		₽ 53,398
Operating lease discounting percentage	9.20%